The Group's Activities and Financial Statements	12 Months Ended
Dec. 31, 2017
Disclosure Of Notes And Other Explanatory Information [Abstract]
The Group's Activities and Financial Statements
1.	THE GROUP’S ACTIVITIES AND FINANCIAL STATEMENTS

Enel Generación Chile S.A (hereinafter the “Parent Company” or the “Company”) and its subsidiaries comprise the Enel Generación Chile Group (hereinafter the Enel Generación Chile or the “Group”).

Enel Generación Chile S.A. is a publicly traded corporation with a registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. The Company is registered in the securities register of  the Finantial Market Commission of Chile (“Comisión para el Mercado Financiero” or “CMF”, formerly Chilean Superintendence of Securities and Insurance, “Superintendencia de Valores y Seguros” or “SVS”) under number 114. In addition, the Company is registered with the Securities and Exchange Commission of the United States of America (hereinafter U.S. SEC). The Company’s shares have been listed on the New York Stock Exchange since 1994.

Enel Generación Chile S.A. is a subsidiary of Enel Chile S.A. (”Enel Chile”) a company which, in turn, is a subsidiary Enel S.p.A. (hereinafter “Enel”).

The Company was initially incorporated by a public deed dated December 1, 1943 under the name Empresa Nacional de Electricidad S.A. The Treasury Department’s Supreme Decree No. 97 of January 3, 1944 authorized the incorporation of the Company and approved its by-laws. The Company changed its name to Enel Generación Chile S.A. effective October 4, 2016, the date its by-laws were amended in connection with the corporate reorganization of the Group (see Note 5.3). For tax purposes, the Company operates under Chilean tax identification number 91.081.000-6.

As of December 31, 2017 the Group had 848 employees. During the year ended December 31, 2017, the Group averaged a total of 867 employees (see Note 34).

The Group’s corporate purpose consists of generating, transporting, producing, and distributing electrical energy. The Company’s corporate purpose also includes investing in financial assets, developing projects, carrying out activities in the energy industry and in other fields in which electrical energy is essential, and participating in public civil or hydraulic infrastructure concessions in which it may participate directly or through subsidiaries or associate companies in Chile or abroad.

1.1	Enel Group Proposed Corporate Reorganization

Enel Generación Chile’s Board of Directors at its Extraordinary Session held on September 1, 2017, unanimously resolved to initiate all work and steps necessary to analize the corporate reorganization proposed by our parent Enel Chile, in the terms applicable to Enel Generación Chile.

Enel Chile’s proposal consists of a corporate reorganization within Enel, which is intended to incorporate the renewable energy assets in Chile held through Enel Green Power Latin America S.A. (“EGPL”) with Enel Chile. EGPL is a subsidiary of Enel, actually controlled by Enel Green Power SpA..

The proposal also implies that the merger is contingent on the success of a Public Tender Offer (“Tender Offer”) to be carried out by Enel Chile for all of the shares of its subsidiary Enel Generación Chile held by non-controlling interests

The Reorganization is expected to involve two principal phases, each of which is conditional on the implementation of the other, as follows:

(i)	Public tender offer

Enel Chile will launch a public tender offer (the “Tender Offer”) for all of the shares of its subsidiary Enel Generación Chile S.A. (“Enel Generación Chile”) held by non-controlling interests (equivalent to approximately 40% of the share capital). The Tender Offer consideration is expected to be paid in cash, subject to the condition that tendering Enel Generación Chile shareholders will have agreed to use a specified portion of the cash consideration to subscribe for shares or American Depositary Shares (“ADSs”) of Enel Chile (the “Share/ADS Subscription Condition”).

The effectiveness of the Tender Offer will be conditional on satisfaction or waiver of the following:

-	The tender in the Tender Offer of a total number of shares that would enable Enel Chile to increase its ownership interest in Enel Generación Chile to more than 75% from the current 60%;
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The approval by Enel Generación Chile’s shareholders’ meeting of an amendment to the company’s bylaws to provide that Enel Generación Chile is no longer be subject to (i) Title XII of Decree No. 3,500 of 1980 (the Chilean law that regulates pension fund investments) or (ii) the existing limits to share ownership in the company, which currently do not allow any single shareholder to own more than 65% of the company’s share capital;

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Enel Chile has available for issuance in the Tender Offer the necessary number of newly issued Enel Chile Shares following the expiration of the preemptive right period in the related capital increase to permit the subscription of the number of shares and ADSs of Enel Chile required to satisfy the Share/ADS Subscription Condition;

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The absence of any legal proceeding or action seeking to (i) prohibit or prevent the Merger between Enel Chile and EGPL; (ii) impose material limitations on Enel Chile’s ability to effectively exercise its property rights over the assets of EGPL to be assigned to Enel Chile as a consequence of the Merger; (iii) impose limitations on Enel Chile’s ability to continue developing and operating the projects owned by EGPL; and (iv) in general, any legal proceeding or action before any regulatory, judicial or administrative authority resulting in any of the consequences indicated in (i) to (iii) above;

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The absence of any legal proceeding or action seeking to (i) prohibit or prevent the closing of the Tender Offer; (ii) impose material limitations on Enel Chile’s ability to effectively acquire the Enel Generación Chile shares and Enel Generación Chile ADSs; (iii) impose limitations on Enel Chile’s ability to exercise its property rights over the Enel Generación Chile shares and Enel Generación Chile ADSs validly tendered and not validly withdrawn pursuant to the Tender Offer; and (iv) in general, any legal proceeding or action before any regulatory, judicial or administrative authority resulting in any of the consequences indicated in (i) to (iii) above;

-	The Share/ADS Subscription Condition;
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Enel S.p.A must maintain at all times an ownership interest in Enel Chile of more than 50% and maintain its controlling shareholder position and shall not exceed the 65% stock ownership limit set forth in Enel Chile’s bylaws after the consummation of the proposed Reorganization;

-	All of the other conditions to the Merger (other than the consummation of the Tender Offer); and
-	The absence of any material adverse effect.
(ii)	Merger

Following the completion of the Tender Offer, EGPL will merge into Enel Chile (the “Merger”). Consequently, the renewable assets held by EGPL will be integrated into Enel Chile.

Subject to the final share subscription price in the Tender Offer and the exchange ratio in the Merger, Enel is expected to hold, in the aggregate, an ownership interest in Enel Chile similar to its current 60.6% ownership.

On December 20, 2017, the Extraordinary Shareholder's Meeting of Enel Generación Chile, for fulfilling one of the conditions of success of the OPA, approved the amendment of the company's bylaws to eliminate the limitations and restrictions established in Section XII of Decree No. 3.500. The Board approved that the aforementioned amendment of the bylaws will be subject to the condition precedent that Enel Chile declares the TOB successful.

The Merger was completed on April 2, 2018. (See note 38).